Document and Entity Information	Mar. 21, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 21, 2025
Entity File Number	1-11299
Entity Registrant Name	ENTERGY CORPORATION
Entity Incorporation State Country Code	DE
Entity Address Address Line 1	639 Loyola Avenue
Entity Address City Or Town	New Orleans
Entity Address State Or Province	LA
Entity Address Postal Zip Code	70113
City Area Code	504
Local Phone Number	576-4000
Entity Tax Identification Number	72-1229752
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000065984
XNYS
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	ETR
Security Exchange Name	NYSE
XCHI
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	ETR
Security Exchange Name	CHX